7. Fixed Assets and Intangibles: Goodwill (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill	$ 4,719,869	$ 247,051	$ 0
iBudtender, Inc.
Goodwill	$ 336,667	$ 247,051